Basis of preparation and going concern uncertainty - Exchange rates for the currencies (Details)	9 Months Ended
	May 31, 2024	May 31, 2023	Aug. 31, 2023
Foreign exchange rates [abstract]
Exchange rate as at end of year	1.3678		1.3535
Average exchange rate for year ended	1.3573	1.3511